Income Taxes - Schedule of Net Operating Loss Carryforwards (Details)	Sep. 30, 2025 USD ($)
Schedule of Net Operating Loss [Line Items]
Total	$ 11,376,025
Tax Year 2026 [Member]
Schedule of Net Operating Loss [Line Items]
Total	142,099
Tax Year 2027 [Member]
Schedule of Net Operating Loss [Line Items]
Total	499,609
Tax Year 2028 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,605,415
Tax Year 2029 [Member]
Schedule of Net Operating Loss [Line Items]
Total	1,685,614
Tax Year 2030 [Member]
Schedule of Net Operating Loss [Line Items]
Total	$ 7,443,288